UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21289

BIRMIWAL INVESTMENT TRUST

(Exact name of registrant as specified in charter)

24140 E. Greystone Lane

             Woodway, WA                                                98020

(Address of principal executive offices)                                           (Zip code)

Kailash Birmiwal

Birmiwal Investment Trust

24140 E. Greystone Lane

Woodway, WA 98020

(Name and address of agent for service)

Registrant’s telephone number, including area code: (206) 542-7652

Date of fiscal year end: March 31

Date of reporting period: December 31, 2007

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Birmiwal Oasis Fund

		Schedule of Investments
		December 31, 2007 (Unaudited)

Shares/Principal Amount			Market Value	% of Net Assets

COMMON STOCKS

Agricultural Chemicals
518,178	Bodisen Biotech Inc. *		$ 435,269	1.75%

Agricultural Prod-Livestock & Animal Specialties
15,000	Cal-Maine Foods Inc.		397,950	1.60%

Computer Peripheral Equipment, NEC
1,000	RadiSys Corp. *		13,400	0.05%

Crude Petroleum & Natural Gas
11,800	Edge Petroleum Corp. *		69,974	0.28%

Electronic Computers
9,000	Rackable Systems, Inc. *		90,000	0.36%

Gold and Silver Ores
50,000	Taseko Mines Ltd. *		259,000
5,000	Yamana Gold Inc. **		64,700
			323,700	1.30%

Grain Mill Products
18,000	AgFeed Industries, Inc. * **		152,100	0.61%

Hotels & Motels
1,000	Melco PBL Entertainment (Macau) LTD. * **		11,560	0.05%

Jewelry, Precious Metal
8,000	Fuqi International, Inc. * **		66,400	0.27%

Metal Mining
55,000	Lundin Mining Corp. * **		527,450	2.12%

Miscellaneous Electrical Machinery, Equipment & Supplies
39,129	Hoku Scientific, Inc. *		446,071	1.80%

Natural Gas Transmisison & Distribution
5,867	China Natural Gas, Inc. *		40,482	0.16%

Oil & Gas Field Exploration Services
14,000	OMNI Energy Services Corp. *		68,320	0.28%

Periodicals: Publishing or Publishing & Printing
70,000	Private Media Group Inc. * **		151,200	0.61%

Personal Credit Institutions
6,000	SLM Corp.		120,840	0.49%

Pharmaceutical Preparations
15,000	Sinovac Biotech Ltd. * **		76,800
24,000	ViroPharma Inc. *		190,560
			267,360	1.08%

Photographic Equipment & Supplies
33,500	IMAX Corporation * **		228,470	0.92%

Primary Production of Aluminum
4,000	Aluminum Corp. of China Ltd. **		202,560	0.82%

Radio & Tv Broadcasting & Communications Equipment
5,000	SeaChange International Inc. *		36,150	0.15%

Retail - Department Stores
7,000	Bon-Ton Stores Inc. *		66,430	0.27%

Retail - Eating & Drinking Places
1,000	Starbucks Corp. *		20,470	0.08%

Retail-Home Furniture, Furnishings & Equipment Stores
20,000	Pier 1 Imports Inc. *		104,600	0.42%

Savings Institution, Federally Chartered
10,000	Countrywide Financial Corp.		89,400	0.36%

Security Brokers, Dealers & Flotation Companies
1,000	Interactive Brokers Group, Inc. *		32,320	0.13%

Semiconductors & Related Devices
194,307	Actions Semiconductor Co., Ltd. * **		792,773
126,260	Canadian Solar Inc. *		3,554,219
20,000	Leadis Technology Inc. *		57,200
102,800	Netlist Inc. *		227,188
			4,631,380	18.66%

Services - Advertising
15,000	Valassis Communications Inc. *		175,350	0.71%

Services - Advertising Agencies
5,000	VisionChina Media Inc. * **		42,500	0.17%

Services - Business Services
1,000	AMREP Corp. *		30,550
20,000	CMGI Inc. *		261,800
10,000	Giant Interactive Group, Inc. * **		129,800
3,000	WNS (Holdings) Ltd. * **		49,050
			471,200	1.90%

Services - Computer Processing & Data Preparation
10,000	Innodata Isogen Inc. *		53,500	0.22%

Services - Computer Programming
2,000	DivX, Inc. *		28,000
1,000	Satyam Computer Services Ltd. **		26,720
3,000	Wipro Ltd. **		44,520
			99,240	0.40%

Services - Management Consulting Services
76,000	China Direct, Inc. *		668,800	2.69%

Services - Medical Laboratories
5,000	Genoptix, Inc. *		153,500	0.62%

Services - Miscellaneous Health & Allied Services, NEC
5,690	American Dental Partners, Inc. *		57,071	0.23%

Services - Offices & Clinics of Doctors of Medicine
56,538	Dynacq Healthcare Inc. *		209,191	0.84%

Services - Prepackaged Software
1,000	Microsoft Corp.		35,600
5,000	Smith Micro Software Inc. *		42,350
			77,950	0.31%

Special Industry Machinery, NEC
35,060	Amtech Systems Inc. *		455,429	1.83%

Surgical & Medical Instruments & Apparatus
21,000	NeuroMetrix Inc.		193,200	0.78%

Telephone & Telegraph Apparatus
2,000	CIENA Corp. *		68,220
77,650	Qiao Xing Mobile Communication Co., Ltd. * **		656,919
124,084	Qiao Xing Universal Telephone Inc. * **		1,023,693
			1,748,832	7.04%

Wholesale - Drugs, Proprietaries & Druggists' Sundries
231,700	China Medicine Corporation *		660,345	2.66%

Total for Common Stock (Cost $14,314,379)			13,659,964	55.02%

EXCHANGE TRADED FUNDS
6,000	UltraShort QQQ ProShares +		227,880
19,000	UltraShort S&P500 ProShares * +		1,029,420
Total for Exchange Traded Funds (Cost $1,413,444)			1,257,300	5.06%

WARRANTS
57,700	Navios Maritime Holdings Inc. * (expires 12-9-2008)		432,750
	exercise price @ 5.00
400,000	Phoenix India Acquisition Corp. * (expires 3-30-2011)		192,000
	exercise price @ 5.00
Total for Warrants (Cost $769,861)			624,750	2.53%

CALL OPTIONS		Shares Subject
Expiration Date/Exercise Price		to Call

Canadian Solar Inc. *		100,000	890,000
January 2008 Calls @ 20.00

Canadian Solar Inc. *		50,000	325,000
January 2008 Calls @ 22.50

Canadian Solar Inc. *		14,500	230,550
April 2008 Calls @ 12.50

Canadian Solar Inc. *		63,200	878,480
April 2008 Calls @ 15.00

Canadian Solar Inc. *		15,500	161,200
April 2008 Calls @ 20.00

Canadian Solar Inc. *		30,000	345,000
July 2008 Calls @ 20.00

Canadian Solar Inc. *		50,000	475,000
July 2008 Calls @ 25.00

Hoku Scientific, Inc. *		40,000	80,000
January 2008 Calls @ 10.00

Hoku Scientific, Inc. *		99,100	94,145
January 2008 Calls @ 12.50

Hoku Scientific, Inc. *		44,300	17,720
January 2008 Calls @ 15.00

SLM Corp.		32,200	45,080
January 2008 Calls @ 20.00

Yahoo! Inc. *		350,000	10,500
January 2008 Calls @ 30.00
Total (Premiums Paid - $1,937,547)			3,552,675	14.31%

Cash and Equivalents
5,871,987	Fidelity Governmental Fund 57 5.14% ***		5,871,987	23.65%
	(Cost $5,871,987)

	Total Investments Securities		24,966,676	100.57%
	(Cost $24,307,218)

	Liabilities In Excess of Other Assets		(141,087)	-0.57%

	Net Assets		$ 24,825,589	100.00%

Birmiwal Oasis Fund

		Schedule of Securities Sold Short
		December 31, 2007 (Unaudited)

Shares/Principal Amount			Market Value

EXCHANGE TRADED FUNDS
1,000	S&P Depository Receipts		$ 146,210

Total for Securities Sold Short (Proceeds $139,740)			$ 146,210

* Non-Income Producing Securities
** ADR - American Depository Receipt
*** Variable Rate Security; The Coupon Rate shown represents the rate at December 31, 2007.
+ Portion of securities are pledged as collateral on short positions.

NOTES TO FINANCIAL STATEMENTS

BIRMIWAL OASIS FUND

(Unaudited)

1. SECURITY TRANSACTIONS

At December 31, 2007, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $24,307,218 amounted to $659,458, which consisted of aggregate gross unrealized appreciation of $4,757,473 and aggregate gross unrealized depreciation of $4,098,015.  At December 31, 2007, the net unrealized depreciation on securities sold short, based on proceeds for federal income tax purposes of $139,740 amounted to $6,470.

Item 2. Controls and Procedures.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant’s disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BIRMIWAL INVESTMENT TRUST

By: /s/ Kailash Birmiwal

      Kailash Birmiwal

      President

Date:              2-25-08

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Kailash Birmiwal

      Kailash Birmiwal

      President

Date:              2-25-08

By: /s/ Kailash Birmiwal

       Kailash Birmiwal

      Chief Financial Officer

Date:              2-25-08